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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  12/31/2000
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenhut Overseas, L.L.C.
           --------------------------------------------------------------
Address:   277 Park Avenue, 27th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-05238
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                    2/7/01
-----------------------             ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 13
                                            ---------------------------
Form 13F Information Table Value Total:     $         86,428
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F


Page 1 of 1               Name of Reporting Manager:  Greenhut Overseas, L.L.C.
                                                      -------------------------

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                                                                                  Item 6: Investment Discretion
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Item 1:                Item 2:   Item 3:  CUSIP   Item 4: Fair     Item 5:                    (b) Shared-  (c)       Item 7:
Name of Issuer         Title of  Number           Market Value     Shares or                  As Defined   Shared-   Managers See
                       Class                                       Principal      (a) Sole    in Instr. V  Other     Instr. V
                                                                   Amount
----------------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel        COM       87509105         3,150,000        1,800,000      1,800,000
----------------------------------------------------------------------------------------------------------------------------------
Florsheim Shoe Co.     COM       343302105        8,000            15,000         15,000
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Genesis Worldwide      COM       37184G104        4,000            35,000         35,000
----------------------------------------------------------------------------------------------------------------------------------
Heilig-Meyers Co.      COM       422893107        23,000           680,000        680,000
----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM       62886E108        4,421,000        90,000         90,000
----------------------------------------------------------------------------------------------------------------------------------
New Valley Corp        COM       649080504        480,000          160,000        160,000
----------------------------------------------------------------------------------------------------------------------------------
Ogden Corp.            COM       676346109        24,600,000       1,600,000      1,600,000
----------------------------------------------------------------------------------------------------------------------------------
Primesource Corp.      COM       741593107        338,000          75,000         75,000
----------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM       783755101        2,479,000        300,484        300,484
                       CLA
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Sunglass Hut           COM       86736F106        6,663,000        1,300,000      1,300,000
----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive     COM       880349105        612,000          204,000        204,000
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Unisys Corp            COM       909214108        8,775,000        600,000        600,000
----------------------------------------------------------------------------------------------------------------------------------
Venator Group, Inc.    COM       922944103        34,875,000       2,250,000      2,250,000
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COLUMN TOTAL                                      86,428,000
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                       Item 8: Voting Authority (Shares)
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Item 1:
Name of Issuer
                       (a) Sole       (b) Shared     (c) None
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Bethlehem Steel        1,800,000
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Florsheim Shoe Co.     15,000
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Genesis Worldwide      35,000
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Heilig-Meyers Co.      680,000
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NCR Corp.              90,000
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New Valley Corp        160,000
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Ogden Corp.            1,600,000
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Primesource Corp.      75,000
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Ryerson Tull           300,484
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Sunglass Hut           1,300,000
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Tenneco Automotive     204,000
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Unisys Corp            600,000
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Venator Group, Inc.    2,250,000
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COLUMN TOTAL
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